Restatement of Previously Issued Financial Statements - Schedule of Financial Statements of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 19, 2019
Balance sheet
Total Liabilities	$ 66,751,378	$ 95,058,844				$ 34,715,394
Additional paid-incapital	34,444,413	62,755,739				2,033,317
(Accumulated deficit) Retained earnings	$ (29,446,055)	(57,757,667)				2,965,368
As Previously Reported [Member]
Balance sheet
Total Liabilities		17,639,744	$ 13,252,231	$ 14,082,333	$ 14,063,126	13,768,244	$ 13,284,099	$ 13,150,815
Class A Common Stock Subject to Possible Redemption		329,968,280	334,703,480	334,879,810	335,035,050	334,219,360	333,347,150	333,314,490
Class A Common Stock		281	234	232	231	239	248	248
Additional paid-incapital		8,349,122	3,613,969	3,437,641	3,282,402	4,098,084	4,970,285	5,002,945
(Accumulated deficit) Retained earnings		(3,350,275)	1,384,926	1,561,255	1,716,495	900,810	28,595	(4,065)
Total Stockholders' Equity		$ 5,000,003	$ 5,000,004	$ 5,000,003	$ 5,000,003	$ 5,000,008	$ 5,000,003	$ 5,000,003
Number of Class A common stock subject to redemption		32,996,828	33,470,348	33,487,981	33,503,505	33,421,936	33,334,715	33,331,449
Adjustments [Member]
Balance sheet
Total Liabilities		$ 77,419,100	$ 35,173,100	$ 30,863,750	$ 16,653,150	$ 20,947,150	$ 23,829,000	$ 23,999,950
Class A Common Stock Subject to Possible Redemption		(77,419,100)	(35,173,100)	(30,863,750)	(16,653,150)	(20,947,150)	(23,829,000)	(23,999,950)
Class A Common Stock		775	352	309	166	209	238	240
Additional paid-incapital		54,406,617	12,161,041	7,851,734	(6,358,723)	(2,064,767)	817,055	988,003
(Accumulated deficit) Retained earnings		$ (54,407,392)	$ (12,161,393)	$ (7,852,043)	$ 6,358,557	$ 2,064,558	$ (817,293)	$ (988,243)
Number of Class A common stock subject to redemption		(7,741,910)	(3,517,310)	(3,086,375)	(1,665,315)	(2,094,715)	(2,382,900)	(2,399,995)
As Restated [Member]
Balance sheet
Total Liabilities		$ 95,058,844	$ 48,425,331	$ 44,946,083	$ 30,716,276	$ 34,715,394	$ 37,113,099	$ 37,150,765
Class A Common Stock Subject to Possible Redemption		252,549,180	299,530,380	304,016,060	318,381,900	313,272,210	309,518,150	309,314,540
Class A Common Stock		1,056	586	541	397	448	486	488
Additional paid-incapital		62,755,739	15,775,010	11,289,375	(3,076,321)	2,033,317	5,787,340	5,990,948
(Accumulated deficit) Retained earnings		(57,757,667)	(10,776,467)	(6,290,788)	8,075,052	2,965,368	(788,698)	(992,308)
Total Stockholders' Equity		$ 5,000,003	$ 5,000,004	$ 5,000,003	$ 5,000,003	$ 5,000,008	$ 5,000,003	$ 5,000,003
Number of Class A common stock subject to redemption		25,254,918	29,953,038	30,401,606	31,838,190	31,327,221	30,951,815	30,931,454